GOODWILL (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement1 [Line Items]
Balance		$ 944
Impairment		16,282	$ 19,245	$ 0
Balance		960	944
Cost [member]
Statement1 [Line Items]
Balance		3,912	16,004
Acquired on acquisition of subsidiary		25
Reclassification to disposal group held for sale (Note 40	[1]	0	(12,317)
Effect of foreign currency exchange differences		(9)	225
Balance		3,928	3,912	16,004
Accumulated impairment [member]
Statement1 [Line Items]
Balance		(2,968)	(8,653)
Impairment		0	3,179
Reclassification to disposal group held for sale (Note 40	[1]	0	(8,968)
Effect of foreign currency exchange differences		0	104
Balance		$ (2,968)	$ (2,968)	$ (8,653)

[1]	For 2020, the amount represents only the assets relating to Training school that has been classified as held for sale in 2020. Amounts relating to Unicorn Tankers division disclosed as asset held for sale in 2019 and 2020 are included in Note 40.